Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pvit-20171222_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Foreign Bond
Portfolio (Unhedged), PIMCO Global Bond Portfolio (Unhedged), PIMCO Global Multi-Asset
Managed Allocation Portfolio, PIMCO Income Portfolio, PIMCO Low Duration Portfolio and
PIMCO Total Return Portfolio (the "Portfolios")

PIMCO Balanced Allocation Portfolio

Effective January 22, 2018, the second sentence of the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Administrative Class Prospectus and the Advisor Class Prospectus is deleted in its entirety and replaced with the following:

Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO CommodityRealReturn® Strategy Portfolio

Effective January 22, 2018, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective January 22, 2018, the sixth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Foreign Bond Portfolio (Unhedged)

Effective January 22, 2018, the fifth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Global Bond Portfolio (Unhedged)

Effective January 22, 2018, the seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Global Multi-Asset Managed Allocation Portfolio

Effective January 22, 2018, the third sentence of the fourth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Income Portfolio

Effective January 22, 2018, the first sentence of the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio's investments in mortgage- and asset-backed securities).

PIMCO Low Duration Portfolio

Effective January 22, 2018, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Total Return Portfolio

Effective January 22, 2018, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by Pacific Investment Management Company LLC ("PIMCO").

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Balanced Allocation Portfolio Administrative Class Prospectus and PIMCO Balanced Allocation Portfolio Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the "Portfolio")

Effective January 22, 2018, the second sentence of the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO CommodityRealReturn®
Strategy Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy
Portfolio Institutional Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio
Advisor Class Prospectus and PIMCO CommodityRealReturn®
Strategy Portfolio Class M Prospectus (the "Prospectuses")

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio")

Effective January 22, 2018, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus, PIMCO
Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus and PIMCO Foreign
Bond Portfolio (U.S. Dollar Hedged) Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio")

Effective January 22, 2018, the sixth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Foreign Bond Portfolio (Unhedged)
Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class
Prospectus and PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) (the "Portfolio")

Effective January 22, 2018, the fifth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the "Portfolio")

Effective January 22, 2018, the seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Global Multi-Asset Managed Allocation
Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation
Portfolio Institutional Class Prospectus and PIMCO Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Multi-Asset Managed Allocation Portfolio (the "Portfolio")

Effective January 22, 2018, the third sentence of the fourth paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Income Portfolio Administrative Class
Prospectus, PIMCO Income Portfolio Institutional Class Prospectus, PIMCO Income Portfolio
Advisor Class Prospectus and PIMCO Income Portfolio Class M Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Income Portfolio (the "Portfolio")

Effective January 22, 2018, the first sentence of the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio's investments in mortgage- and asset-backed securities).

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Low Duration Portfolio Administrative Class
Prospectus, PIMCO Low Duration Portfolio Institutional Class Prospectus and PIMCO Low
Duration Portfolio Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Low Duration Portfolio (the "Portfolio")

Effective January 22, 2018, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Variable Insurance Trust

Supplement dated December 22, 2017 to the PIMCO Total Return Portfolio Administrative Class
Prospectus, PIMCO Total Return Portfolio Institutional Class Prospectus and PIMCO Total
Return Portfolio Advisor Class Prospectus, each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Total Return Portfolio (the "Portfolio")

Effective January 22, 2018, the first sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by Pacific Investment Management Company LLC ("PIMCO").

(PIMCO Balanced Allocation Portfolio - Administrative Class) | (PIMCO Balanced Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Balanced Allocation Portfolio - Advisor Class) | (PIMCO Balanced Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class) | (PIMCO CommodityRealReturn® Strategy Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO CommodityRealReturn® Strategy Portfolio - Institutional Class) | (PIMCO CommodityRealReturn® Strategy Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class and Class M) | (PIMCO CommodityRealReturn® Strategy Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (Unhedged) - Administrative Class) | (PIMCO Foreign Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (Unhedged) - Institutional Class) | (PIMCO Foreign Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Foreign Bond Portfolio (Unhedged) - Advisor Class) | (PIMCO Foreign Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Bond Portfolio (Unhedged) - Administrative Class) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Bond Portfolio (Unhedged) - Institutional Class) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Bond Portfolio (Unhedged) - Advisor Class) | (PIMCO Global Bond Portfolio (Unhedged))
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Multi-Asset Managed Allocation Portfolio - Administrative Class) | (PIMCO Global Multi-Asset Managed Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Multi-Asset Managed Allocation Portfolio - Institutional Class) | (PIMCO Global Multi-Asset Managed Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class) | (PIMCO Global Multi-Asset Managed Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Income Portfolio - Administrative Class) | (PIMCO Income Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio's investments in mortgage- and asset-backed securities).

(PIMCO Income Portfolio - Institutional Class) | (PIMCO Income Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio's investments in mortgage- and asset-backed securities).

(PIMCO Income Portfolio - Advisor Class and Class M) | (PIMCO Income Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio's investments in mortgage- and asset-backed securities).

(PIMCO Low Duration Portfolio - Administrative Class) | (PIMCO Low Duration Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Low Duration Portfolio - Institutional Class) | (PIMCO Low Duration Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO Low Duration Portfolio - Advisor Class) | (PIMCO Low Duration Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO PIMCO Total Return Portfolio - Administrative Class) | (PIMCO Total Return Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by Pacific Investment Management Company LLC ("PIMCO").

(PIMCO PIMCO Total Return Portfolio - Institutional Class) | (PIMCO Total Return Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by Pacific Investment Management Company LLC ("PIMCO").

(PIMCOPIMCO Total Return Portfolio - Advisor Class) | (PIMCO Total Return Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by Pacific Investment Management Company LLC ("PIMCO").